WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 4.2%
9,682	Carpenter Technology Corporation	$ 2,377,318
20,500	Moog, Inc., Class A	4,257,236
		6,634,554
	AIRLINES - 0.5%
150,000	JetBlue Airways Corporation(a)	738,000

	AUTO COMPONENTS - 0.5%
60,000	Garrett Motion, Inc.	817,200

	BIOTECHNOLOGY - 5.8%
78,200	ACADIA Pharmaceuticals, Inc.(a)	1,668,788
71,700	Arcutis Biotherapeutics, Inc.(a)	1,351,545
56,000	Catalyst Pharmaceutical Partners, Inc.(a)	1,103,200
27,000	CG oncology, Inc.(a)	1,087,560
32,500	GRAIL, Inc.(a)	1,921,724
21,200	Ideaya Biosciences, Inc.(a)	576,852
50,800	VIKING THERAPEUTICS, INC.(a)	1,335,024
		9,044,693
	BUILDING PRODUCTS - 3.7%
27,500	AAON, Inc.	2,569,600
8,797	Armstrong World Industries, Inc.	1,724,300
24,428	Gibraltar Industries, Inc.(a)	1,534,078
		5,827,978
	CAPITAL MARKETS - 2.5%
11,704	PJT Partners, Inc., Class A	2,080,152
28,962	Victory Capital Holdings, Inc.	1,875,579
		3,955,731
	CHEMICALS - 3.1%
24,800	H.B. Fuller Company	1,470,144
18,350	Hawkins, Inc.	3,352,912
		4,823,056
	CONSTRUCTION & ENGINEERING - 5.5%
11,000	Argan, Inc.	2,970,550
78,000	Centuri Holdings, Inc.(a)	1,651,260

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	CONSTRUCTION & ENGINEERING - 5.5% (Continued)
35,422	Granite Construction, Inc.	$ 3,884,023
		8,505,833
	CONSTRUCTION MACHINERY EQUIPMENT - 1.4%
48,400	Atmus Filtration Tech	2,182,356

	CONTAINERS & PACKAGING - 0.4%
9,839	Greif, Inc., Class A	587,979

	ELECTRIC UTILITIES - 1.0%
36,500	Portland General Electric Company	1,606,000

	ELECTRICAL EQUIPMENT - 2.6%
25,300	Bloom Energy Corp., Class A(a)	2,139,621
6,500	Powell Industries, Inc.	1,981,265
		4,120,886
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
59,096	Knowles Corporation(a)	1,377,528
13,427	OSI Systems, Inc.(a)	3,346,545
39,800	TTM Technologies, Inc.(a)	2,292,480
		7,016,553
	ENTERTAINMENT - 0.9%
44,600	IMAX Corporation(a)	1,460,650

	FOOD PRODUCTS - 2.4%
33,000	BellRing Brands, Inc.(a)	1,199,550
133,500	Mama's Creations Incorporated(a)	1,403,085
193,100	SunOpta, Inc.(a)	1,131,566
		3,734,201
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
16,318	Integer Holdings Corporation(a)	1,686,139
17,400	LeMaitre Vascular, Inc.	1,522,674
		3,208,813
	HEALTH CARE FACILITIES & SERVICES - 2.5%
66,449	Concentra Group Holdings Parent, Inc.	1,390,778

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
120,000	Surgery Partners, Inc.(a)	$ 2,596,800
		3,987,578
	HOME BUILDING - 0.7%
42,500	Beazer Homes USA, Inc.(a)	1,043,375

	HOTELS & RESORTS - 0.9%
32,122	Hilton Grand Vacations, Inc.(a)	1,343,021

	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.7%
28,400	Ormat Technologies, Inc.	2,733,500

	INSURANCE - 1.2%
25,600	Employers Holdings, Inc.	1,087,488
9,800	Goosehead Insurance, Inc., Class A(a)	729,316
		1,816,804
	IT SERVICES - 0.8%
64,700	Hackett Group, Inc. (The)	1,229,947

	LEISURE FACILITIES & SERVICES - 0.7%
20,200	Dutch Bros, Inc.(a)	1,057,268

	MACHINERY - 0.9%
57,751	Mueller Water Products, Inc., Class A	1,473,806

	METALS & MINING - 0.6%
8,200	Materion Corporation	990,642

	MULTI-UTILITIES - 1.0%
40,400	Avista Corporation	1,527,524

	OIL & GAS EXPLORATION & PRODUCTION - 4.9%
92,549	Comstock Resources, Inc.(a)	1,835,247
9,900	Gulport Energy Corp.(a)	1,791,702
79,538	Magnolia Oil & Gas Corporation, Class A	1,898,572

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	OIL & GAS EXPLORATION & PRODUCTION - 4.9% (Continued)
35,994	Matador Resources Company	$ 1,617,210
22,000	Northern Oil and Gas, Inc.	545,600
		7,688,331
	PERSONAL CARE PRODUCTS - 0.7%
18,600	Oddity Tech Ltd.(a)	1,158,780

	PERSONAL PRODUCTS - 1.1%
13,000	e.l.f. Beauty, Inc.(a)	1,722,240

	PHARMACEUTICALS - 2.9%
13,300	Axsome Therapeutics, Inc.(a)	1,615,285
89,000	Elanco Animal Health, Inc.(a)	1,792,460
17,609	Prestige Consumer Healthcare, Inc.(a)	1,098,802
		4,506,547
	PROFESSIONAL SERVICES - 1.5%
32,945	Korn Ferry	2,305,491

	REAL ESTATE INVESTMENT TRUSTS - 1.9%
61,000	Broadstone Net Lease, Inc.	1,090,070
35,000	National Storage Affiliates Trust	1,057,700
46,985	Sabra Health Care REIT, Inc.	875,800
		3,023,570
	REGIONAL BANKS - 10.3%
27,827	Ameris Bancorp	2,039,997
62,700	Atlantic Union Bancshares Corporation	2,212,683
22,169	Banner Corporation	1,452,070
46,816	Cadence Bank	1,757,473
60,108	First Bancorp	3,179,111
85,504	Old National Bancorp	1,876,813
94,400	Simmons First National Corporation, Class A	1,809,648
58,400	United Community Banks, Inc.	1,830,840
		16,158,635
	RESTAURANTS - 2.7%
79,699	First Watch Restaurant Group, Inc.(a)	1,246,492

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RESTAURANTS - 2.7% (Continued)
18,300	Kura Sushi USA, Inc.(a)	$ 1,087,203
7,900	Wingstop, Inc.	1,988,272
		4,321,967
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
39,700	Brooks Automation, Inc.(a)	1,140,184
22,800	Rambus, Inc.(a)	2,375,760
		3,515,944
	SOFTWARE - 10.5%
35,000	Asana, Inc., Class A(a)	467,600
22,000	BlackLine, Inc.(a)	1,168,200
81,254	Box, Inc., Class A(a)	2,622,067
57,200	DigitalOcean Holdings, Inc.(a)	1,953,952
64,947	I3 Verticals, Inc., Class A(a)	2,108,180
64,500	Phreesia, Inc.(a)	1,517,040
10,156	Qualys, Inc.(a)	1,343,943
83,900	SentinelOne, Inc., Class A(a)	1,477,479
68,200	Varonis Systems, Inc.(a)	3,919,453
		16,577,914
	SPECIALTY RETAIL - 3.2%
11,500	Abercrombie & Fitch Company, Class A(a)	983,825
21,400	Advance Auto Parts, Inc.	1,313,960
20,000	Urban Outfitters, Inc.(a)	1,428,600
40,000	Valvoline, Inc.(a)	1,436,400
		5,162,785
	TECHNOLOGY HARDWARE - 1.5%
9,500	Celestica, Inc.(a)	2,340,610

	TRADING COMPANIES & DISTRIBUTORS - 2.0%
12,005	Applied Industrial Technologies, Inc.	3,133,905

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	WATER UTILITIES - 0.4%
61,500	GLOBAL WATER RESOURCES, INC.	$633,450

	TOTAL COMMON STOCKS (Cost $99,174,137)	153,718,117

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
3,403,084	Federated Hermes Government Obligations Fund, , 4.06% (Cost $3,403,084)(b)	3,403,084

	TOTAL INVESTMENTS - 100.0% (Cost $102,577,221)	$ 157,121,201
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	14,856
	NET ASSETS - 100.0%	$ 157,136,057

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 3.5%
58,000	Raytheon Technologies Corp.	$ 9,705,140
34,532	Textron, Inc.	2,917,609
		12,622,749
	APPAREL & TEXTILE PRODUCTS - 0.8%
68,882	On Holding A.G.(a)	2,917,153

	ASSET MANAGEMENT - 1.2%
243,100	Blue Owl Capital Inc.	4,115,683

	AUTOMOBILES - 2.5%
19,900	Tesla, Inc.(a)	8,849,928

	BANKS - 5.2%
74,000	Bank of America Corporation	3,817,660
101,900	Fifth Third Bancorp	4,539,645
33,130	JPMorgan Chase & Co.	10,450,196
		18,807,501
	BEVERAGES - 0.5%
31,000	Celsius Holdings, Inc.(a)	1,782,190

	BIOTECHNOLOGY - 4.6%
29,978	AbbVie, Inc.	6,941,107
18,624	Amgen, Inc.	5,255,693
35,000	BioMarin Pharmaceutical, Inc.(a)	1,895,600
27,000	Exelixis, Inc.(a)	1,115,100
9,000	Neurocrine Biosciences, Inc.(a)	1,263,420
		16,470,920
	CAPITAL MARKETS - 1.6%
36,221	Morgan Stanley	5,757,690

	CHEMICALS - 1.0%
31,455	PPG Industries, Inc.	3,306,235

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	COMMUNICATIONS EQUIPMENT - 2.6%
10,662	F5, Inc.(a)	$ 3,445,852
28,000	Palo Alto Networks, Inc.(a)	5,701,360
		9,147,212
	ELECTRIC UTILITIES - 1.4%
68,369	NextEra Energy, Inc.	5,161,176

	ELECTRICAL EQUIPMENT - 1.2%
50,300	Bloom Energy Corp., Class A(a)	4,253,871

	ENERGY EQUIPMENT & SERVICES - 0.9%
126,000	Halliburton Company	3,099,600

	FINANCIAL SERVICES - 2.2%
6,669	BlackRock, Inc.	7,775,187

	FOOD & STAPLES RETAILING - 1.5%
51,400	Walmart, Inc.	5,297,283

	FOOD PRODUCTS - 0.9%
52,742	Mondelez International, Inc., Class A	3,294,793

	GAS & WATER UTILITIES - 1.0%
24,662	American Water Works Company, Inc.	3,432,704

	HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
7,500	Penumbra, Inc.(a)	1,899,900

	HOTELS & RESORTS - 1.0%
13,800	Marriott International, Inc., Class A	3,594,072

	HOUSEHOLD PRODUCTS - 1.4%
33,107	Procter & Gamble Co. (The)	5,086,891

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INTERACTIVE MEDIA & SERVICES - 9.0%
74,000	Amazon.com, Inc.(a)	$ 16,248,180
18,500	Meta Platforms, Inc., Class A	13,586,030
70,000	Pinterest, Inc., Class A(a)	2,251,900
		32,086,110
	INTERNET MEDIA & SERVICES - 5.9%
85,960	Alphabet, Inc., Class A	20,896,876

	INTERNET SOFTWARE & SERVICES - 1.8%
24,100	Shopify, Inc., Class A(a)	3,581,501
4,026	Spotify Technology S.A.(a)	2,810,148
		6,391,649
	LIFE SCIENCES TOOLS & SERVICES - 2.0%
14,979	Thermo Fisher Scientific, Inc.	7,265,115

	MACHINERY - 3.8%
11,164	Deere & Company	5,104,851
11,000	Parker-Hannifin Corporation	8,339,649
		13,444,500
	MANAGED HEALTH CARE - 1.6%
16,100	UnitedHealth Group, Inc.	5,559,330

	METALS & MINING - 0.3%
30,000	Freeport-McMoRan, Inc.	1,176,600

	OIL & GAS EXPLORATION & PRODUCTION - 2.2%
33,600	Chevron Corp.	5,217,744
19,000	Diamondback Energy, Inc.	2,718,900
		7,936,644
	PASSENGER TRANSPORTATION - 1.0%
38,000	Uber Technologies, Inc.(a)	3,722,860

	PHARMACEUTICALS - 0.8%
49,300	Novo Nordisk A/S - ADR	2,735,657

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
17,300	American Tower Corp.	$ 3,327,136

	RESTAURANTS - 1.6%
45,000	Cava Group, Inc.(a)	2,718,450
76,000	Chipotle Mexican Grill, Inc.(a)	2,978,440
		5,696,890
	SEMICONDUCTORS - 11.2%
35,468	Advanced Micro Devices, Inc.(a)	5,738,368
31,540	Broadcom, Inc.	10,405,361
64,592	Marvell Technology, Inc.	5,430,249
99,304	NVIDIA Corp.	18,528,141
		40,102,119
	SOFTWARE - 11.0%
17,500	Datadog, Inc., Class A(a)	2,492,000
51,564	Microsoft Corp.	26,707,574
5,200	Oracle Corporation	1,462,448
22,490	salesforce.com, Inc.	5,330,130
14,500	Snowflake, Inc., Class A(a)	3,270,475
		39,262,627
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.7%
94,000	Apple, Inc.	23,935,220

	TRANSACTION PROCESSING - 2.1%
13,000	Mastercard, Inc., Class A	7,394,530

	UTILITY COMPANY - 1.0%
27,800	Duke Energy Corporation	3,440,250

	TOTAL COMMON STOCKS (Cost $163,270,597)	351,046,851

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.5%
MONEY MARKET FUND - 1.5%
5,254,103	Federated Hermes Government Obligations Fund, , 4.06% (Cost $5,254,103)(b)	$ 5,254,103

	TOTAL INVESTMENTS - 99.9% (Cost $168,524,700)	$ 356,300,954
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	465,995
	NET ASSETS - 100.0%	$ 356,766,949

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.7%
	AEROSPACE & DEFENSE - 0.9%
2,800	L3Harris Technologies, Inc.	$ 855,148

	ASSET MANAGEMENT - 0.6%
11,000	TPG, Inc.	631,950

	BANKS - 6.4%
14,000	Bank of America Corporation	722,260
8,709	JPMorgan Chase & Co.	2,747,080
8,000	PNC Financial Services Group, Inc. (The)	1,607,440
26,809	U.S. Bancorp	1,295,679
		6,372,459
	BEVERAGES - 1.5%
10,486	PepsiCo, Inc.	1,472,654

	BIOTECHNOLOGY - 2.4%
10,150	AbbVie, Inc.	2,350,131

	BUILDING PRODUCTS - 0.6%
10,500	Carrier Global Corporation	626,850

	CABLE & SATELLITE - 1.0%
33,000	Comcast Corp., Class A	1,036,860

	CAPITAL MARKETS - 3.1%
3,805	Goldman Sachs Group, Inc. (The)	3,030,112

	COMMUNICATIONS EQUIPMENT - 2.0%
28,500	Cisco Systems, Inc.	1,949,970

	ELECTRIC UTILITIES - 0.9%
14,099	Dominion Energy, Inc.	862,436

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
2,100	Eaton Corp., PLC	$ 785,925

	ENTERTAINMENT CONTENT - 0.6%
5,300	Walt Disney Co. (The)	606,850

	FOOD & STAPLES RETAILING - 1.9%
18,987	Walmart, Inc.	1,956,800

	HOUSEHOLD PRODUCTS - 1.0%
6,200	Procter & Gamble Co. (The)	952,630

	INTERACTIVE MEDIA & SERVICES - 2.6%
3,470	Meta Platforms, Inc., Class A	2,548,299

	INTERNET MEDIA & SERVICES - 1.6%
6,500	Alphabet, Inc., Class A	1,580,150

	IT SERVICES - 1.3%
4,400	International Business Machines Corporation	1,241,504

	MACHINERY - 2.9%
4,455	Caterpillar, Inc.	2,125,703
1,599	Deere & Company	731,159
		2,856,862
	MANAGED HEALTH CARE - 0.5%
1,400	UnitedHealth Group, Inc.	483,420

	MULTI-LINE RETAIL - 1.2%
12,954	Target Corp.	1,161,974

	OIL & GAS EXPLORATION & PRODUCTION - 4.4%
17,313	Chevron Corp.	2,688,536
7,299	EOG Resources, Inc.	818,364

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.7% (Continued)
	OIL & GAS EXPLORATION & PRODUCTION - 4.4% (Continued)
5,117	Valero Energy Corp.	$ 871,220
		4,378,120
	PHARMACEUTICALS - 3.7%
2,321	Eli Lilly & Co.	1,770,923
17,956	Merck & Co., Inc.	1,507,047
8,200	Novo Nordisk A/S - ADR	455,018
		3,732,988
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
2,600	American Tower Corp.	500,032
11,408	CubeSmart	463,849
4,400	Digital Realty Trust, Inc.	760,672
		1,724,553
	RESTAURANTS - 1.6%
3,487	McDonald's Corp.	1,059,664
6,500	Starbucks Corp.	549,900
		1,609,564
	SEMICONDUCTORS - 2.2%
3,432	Analog Devices, Inc.	843,242
7,000	Texas Instruments, Inc.	1,286,110
		2,129,352
	SOFTWARE - 4.9%
6,340	Microsoft Corp.	3,283,803
2,500	Oracle Corporation	703,100
3,900	salesforce.com, Inc.	924,300
		4,911,203
	SPECIALTY RETAIL - 3.0%
4,314	Dick's Sporting Goods, Inc.	958,657
7,773	Lowe's Cos., Inc.	1,953,433
		2,912,090
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.7%
18,261	Apple, Inc.	4,649,798

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	COMMON STOCKS — 61.7% (Continued)
	TEXTILES, APPAREL & LUXURY GOODS - 0.5%
7,500	NIKE, Inc., Class B				$ 522,975

	UTILITY COMPANY - 1.2%
9,886	Duke Energy Corporation				1,223,392

	TOTAL COMMON STOCKS (Cost $34,084,604)				61,157,019

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
	CMBS — 1.3%
1,258,734	Morgan Stanley Capital I Trust 2015-UBS8 Series UBS8 A4		3.8090	12/17/48	1,255,115

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,286,953)				1,255,115

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.8%
	ASSET MANAGEMENT — 1.0%
250,000	Blackrock Inc		2.4000	04/30/30	232,843
500,000	Charles Schwab Corporation (The)(a)		5.8530	05/19/34	535,318
250,000	Legg Mason, Inc.		4.7500	03/15/26	250,362
					1,018,523
	AUTOMOTIVE — 0.5%
550,000	American Honda Finance Corp		1.8000	01/13/31	480,401

	BANKING — 1.7%
500,000	Fifth Third Bank NA		3.8500	03/15/26	499,137
500,000	Morgan Stanley Private Bank(a)	SOFRRATE + 1.080%	4.7340	07/18/31	507,709
150,000	PNC Bank National Association		2.7000	10/22/29	141,170
500,000	PNC Financial Services Group Inc/The(a)		6.8750	10/20/34	566,654
					1,714,670
	BIOTECH & PHARMA — 1.1%
500,000	AbbVie Inc(b)		3.2000	11/21/29	482,517

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.8% (Continued)
	BIOTECH & PHARMA — 1.1% (Continued)
175,000	Abbvie, Inc.	4.5500	03/15/35	$ 172,335
250,000	Bristol-Myers Squibb Company	3.9000	02/20/28	250,058
175,000	GlaxoSmithKline Capital, Inc.	6.3750	05/15/38	196,834
				1,101,744
	COMMERCIAL SUPPORT SERVICES — 0.5%
500,000	Republic Services Inc	5.7000	05/15/41	526,744

	DIVERSIFIED INDUSTRIALS — 1.3%
500,000	3M Company	3.3750	03/01/29	488,496
175,000	Honeywell International Inc	5.7000	03/15/37	185,836
500,000	Honeywell International, Inc.	4.5000	01/15/34	495,612
				1,169,944
	ELECTRIC UTILITIES — 2.6%
500,000	CenterPoint Energy Houston Electric LLC	4.4500	10/01/32	498,002
500,000	Duke Energy Carolinas LLC	4.8500	03/15/30	513,917
500,000	National Rural Utilities Cooperative Finance Corp.	5.0000	02/07/31	515,421
500,000	Nextera Energy Capital Holding, Inc.	3.5500	05/01/27	495,972
500,000	Wisconsin Electric Power	4.7500	09/30/32	512,928
				2,536,240
	ENGINEERING & CONSTRUCTION — 1.0%
500,000	Jacobs Engineering Group, Inc.	5.9000	03/01/33	528,965
500,000	Quanta Services Inc	5.1000	08/09/35	501,571
				1,030,536
	ENTERTAINMENT CONTENT — 0.5%
500,000	Activison Blizzard, Inc.	3.4000	09/15/26	490,942

	FOOD & STAPLES RETAILING — 0.5%
500,000	Wal-Mart Stores, Inc.	5.2500	09/01/35	529,711

	INSURANCE — 2.5%
500,000	Berkshire Hathaway Finance Corporation	2.8750	03/15/32	467,909
400,000	Marsh & McLennan Cos Inc	2.3750	12/15/31	356,648
500,000	MetLife Inc	5.8750	02/06/41	530,683
500,000	Mutual of Omaha Cos Global Funding(b)	5.0000	04/01/30	511,225

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.8% (Continued)
	INSURANCE — 2.5% (Continued)
500,000	Progressive Corporation (The)	4.9500	06/15/33	$ 514,764
				2,381,229
	INTERNET MEDIA & SERVICES — 0.3%
250,000	Expedia, Inc.	3.8000	02/15/28	247,884

	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International Series KK	4.9000	04/15/29	510,612

	MACHINERY — 1.0%
500,000	Caterpillar Financial Services Corp	3.6000	08/12/27	498,037
500,000	Ingersoll Rand, Inc.	5.7000	08/14/33	531,372
				1,029,409
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	GE HealthCare Technologies, Inc.	5.6500	11/15/27	515,414

	OIL & GAS PRODUCERS — 1.3%
500,000	Marathon Oil Corporation	6.6000	10/01/37	538,039
500,000	ONEOK Inc	5.8000	11/01/30	527,067
250,000	Phillips 66	4.6500	11/15/34	244,163
				1,309,269
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Prologis Targeted US Logistics Fund LP(b)	5.2500	04/01/29	516,403

	RENEWABLE ENERGY — 1.0%
500,000	Duke Energy Corporation	4.3000	03/15/28	502,508
500,000	NextEra Energy Capital Holdings Inc	5.0000	07/15/32	511,487
				1,013,995
	RETAIL - CONSUMER STAPLES — 1.3%
250,000	Dollar Tree, Inc.	4.2000	05/15/28	249,383
500,000	Target Corp	4.4000	01/15/33	500,447
500,000	Walmart, Inc.	3.9500	06/28/38	465,273
				1,215,103
	RETAIL - DISCRETIONARY — 0.6%
175,000	Home Depot, Inc. (The)	5.8750	12/16/36	190,647

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.8% (Continued)
	RETAIL - DISCRETIONARY — 0.6% (Continued)
500,000	O'Reilly Automotive, Inc.	4.3500	06/01/28	$ 503,232
				693,879
	SEMICONDUCTORS — 0.5%
500,000	Broadcom, Inc.	5.2000	04/15/32	520,765

	SOFTWARE — 0.5%
500,000	Oracle Corporation	5.2500	02/03/32	515,653

	TECHNOLOGY HARDWARE — 0.6%
500,000	Dell International LLC / EMC Corp.	5.7500	02/01/33	529,027

	TECHNOLOGY SERVICES — 0.5%
500,000	PayPal Holdings, Inc.	4.4000	06/01/32	500,650

	TRANSPORTATION & LOGISTICS — 1.0%
500,000	American Express Company	5.0430	05/01/34	513,730
500,000	FedEx Corp(b)	4.2500	05/15/30	500,452
				1,014,182
	TRANSPORTATION EQUIPMENT — 0.5%
500,000	PACCAR Financial Corp	4.4500	08/06/27	506,027

	TOTAL CORPORATE BONDS (Cost $23,320,216)			23,618,956

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.0%
	HIGHER EDUCATION — 0.6%
575,000	Marshall University	3.1770	05/01/29	555,103

	LOCAL AUTHORITY — 0.4%
450,000	Commonwealth Financing Authority	4.0140	06/01/33	438,042

	SCHOOL DISTRICT — 0.4%
270,000	Belding Area Schools	6.7000	05/01/27	270,678

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.0% (Continued)
	SCHOOL DISTRICT — 0.4% (Continued)
200,000	Charter Oak Unified School District	2.6810	08/01/36	$ 165,777
				436,455
	TAX INCREMENT FINANCING — 0.6%
605,000	Columbus-Franklin County Finance Authority	4.4900	11/15/32	599,780

	TOTAL MUNICIPAL BONDS (Cost $2,103,596)			2,029,380

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.4%
	AGENCY MBS OTHER — 2.4%
550,169	Fannie Mae Pool AM6756	3.5700	10/01/29	541,449
113,733	Fannie Mae Pool MA3621	3.5000	03/01/39	109,487
42,628	Fannie Mae Pool BN4896	4.0000	01/01/49	40,822
101,663	Fannie Mae Pool MA3592	4.0000	02/01/49	97,624
314,447	Fannie Mae Pool BP4338	4.3370	03/01/49	323,255
400,681	Fannie Mae Pool MA4841	5.0000	12/01/52	399,522
33,882	Freddie Mac Gold Pool G18527	3.0000	10/01/29	33,348
168,928	Freddie Mac Gold Pool G18707	3.5000	09/01/33	166,870
354,213	Government National Mortgage Association Series 126 DA	3.5000	01/20/48	338,446
139,309	Small Business Administration Pools 510136	5.0000	01/25/42	139,852
147,059	Small Business Administration Pools 509913	4.9000	07/25/42	146,102
				2,336,777
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%
91,923	FHLMC Series 4517 Class PC	2.5000	05/15/44	88,632

	GOVERNMENT SPONSORED — 0.8%
750,000	Federal Home Loan Banks	4.6250	11/17/26	757,664

	U.S. TREASURY BONDS — 6.6%
500,000	U.S. Treasury Bonds	3.5000	02/15/39	457,695
500,000	U.S. Treasury Notes	2.8750	08/15/28	489,863
500,000	U.S. Treasury Notes	4.1250	11/15/32	505,879
150,000	U.S. Treasury Notes	4.7500	02/15/37	157,576

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.4% (Continued)
	U.S. TREASURY BONDS — 6.6% (Continued)
500,000	United States Treasury Note	4.0000	12/15/25	$ 500,040
100,000	United States Treasury Note	3.8750	11/30/27	100,539
750,000	United States Treasury Note	3.5000	01/31/30	743,774
500,000	United States Treasury Note B	4.1250	08/31/30	508,467
1,500,000	United States Treasury Note	4.2500	08/15/35	1,512,306
150,000	United States Treasury Note	4.5000	02/15/36	155,021
1,500,000	United States Treasury Note/Bond	3.6250	09/30/30	1,492,442
				6,623,602
	U.S. TREASURY INFLATION PROTECTED — 0.5%
500,000	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	523,642

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,399,927)			10,330,317

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
446,428	Federated Hermes Government Obligations Fund, 4.06% (Cost $446,428)(c)			446,428

	TOTAL INVESTMENTS - 99.7% (Cost $71,641,724)			$ 98,837,215
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			303,340
	NET ASSETS - 100.0%			$ 99,140,555

(a)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 2,010,597 or 2.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.9%
452,938	Fannie Mae REMIC Trust 2003-W18 Series W18 2A	5.1220	06/25/43	$ 455,256
507,638	Fannie Mae REMIC Trust 2004-W14 Series W14 1AF	4.8710	07/25/44	485,429
2,665,453	Fannie Mae REMICS Series 6 BV	5.5000	02/25/35	2,716,190
2,082,625	Fannie Mae REMICS Series 76 D	5.5000	08/25/45	2,123,271
684,066	Fannie Mae REMICS Series 90 DA	3.0000	08/25/46	612,421
2,503,361	Fannie Mae REMICS Series 83 DA	6.0000	01/25/48	2,564,187
387,944	Fannie Mae REMICS Series 74 LB	3.0000	10/25/49	356,674
3,078,373	Federal Home Loan Mortgage Corporation SD8363	6.0000	09/01/53	3,155,321
1,323,833	Freddie Mac REMICS Series 5374 AV	5.5000	11/25/34	1,349,713
1,896,852	Freddie Mac REMICS Series 5495 VD	5.0000	11/25/35	1,920,499
2,842,494	Freddie Mac REMICS Series 5497 VA	5.0000	12/25/35	2,877,533
2,737,885	Freddie Mac REMICS Series 5386 CV	5.5000	02/25/37	2,796,621
537,270	Freddie Mac REMICS Series 4629 QG	2.5000	11/15/46	471,057
691,626	Freddie Mac REMICS Series 5227 JW	4.0000	01/25/49	674,422
3,544,002	Freddie Mac REMICS Series 5020 TP	2.0000	10/25/50	2,844,574
1,521,693	Freddie Mac REMICS Series 5417 E	5.5000	12/25/50	1,549,510
1,616,751	Freddie Mac Strips Series 330 F4(a)	4.7780	10/15/37	1,598,143
169,787	Freddie Mac Structured Pass-Through Certificates Series 55 1A3A	4.8710	03/25/43	169,248
483,435	Government National Mortgage Association Series 59 FL	4.7500	05/20/40	480,631
388,778	Government National Mortgage Association Series 38 KA	1.2500	02/20/42	358,663
6,054,035	Government National Mortgage Association Series 39 AE	1.7500	01/20/43	5,515,901
1,681,437	Government National Mortgage Association Series 155 PE	1.5000	09/20/51	1,454,938
5,000,000	Government National Mortgage Association Series 203 B	2.0000	04/16/62	2,984,081
				39,514,283
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,087,339)			39,514,283

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.6%
	BANKING — 6.8%
1,000,000	Comerica Inc	4.0000	02/01/29	988,072
5,000,000	First Tennessee Bank	5.7500	05/01/30	5,165,630
1,000,000	FNB Corporation	5.7220	12/11/30	1,015,767
1,000,000	KeyCorporation	2.2500	04/06/27	971,837

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.6% (Continued)
	BANKING — 6.8% (Continued)
1,000,000	PNC Financial Services(b)		6.0370	10/28/33	$ 1,080,408
500,000	PNC Financial Services Group(b)	SOFR + 1.730%	6.6150	10/20/27	512,287
1,000,000	US Bancorp(b)		4.8390	02/01/34	1,004,686
1,000,000	Wintrust Financial Corporation		4.8500	06/06/29	985,306
					11,723,993
	BIOTECH & PHARMA — 1.2%
2,000,000	Amgen, Inc.		5.2500	03/02/33	2,072,298

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Morgan Stanley Series F(b)		5.2970	04/20/37	507,402

	OIL & GAS PRODUCERS — 0.6%
1,000,000	Kinder Morgan, Inc.		5.2000	06/01/33	1,024,356

	RETAIL - DISCRETIONARY — 1.7%
2,000,000	AutoZone, Inc.		4.7500	02/01/33	2,004,105
1,000,000	Genuine Parts Co Sr Nt		4.9500	08/15/29	1,018,038
					3,022,143
	TOTAL CORPORATE BONDS (Cost $17,565,316)				18,350,192

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BOND — 0.6%
	APPROPRIATION — 0.6%
1,000,000	Wheeling Municipal Building Commission		5.5580	08/01/37	1,024,060

	TOTAL MUNICIPAL BOND (Cost $1,000,000)				1,024,060

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.9%
	AGENCY MBS OTHER — 38.0%
3,172,811	Fannie Mae Pool AN0897		3.4400	02/01/32	3,042,810
2,231,779	Fannie Mae Pool BM7239		4.5000	02/01/41	2,223,989
1,622,487	Fannie Mae Pool MA4715		4.5000	07/01/42	1,616,632

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.9% (Continued)
	AGENCY MBS OTHER — 38.0% (Continued)
3,419,724	Fannie Mae Pool MA4780	4.5000	10/01/42	$ 3,399,223
3,581,955	Fannie Mae Pool MA4801	4.5000	11/01/42	3,579,302
1,627,507	Fannie Mae Pool MA4865	4.5000	01/01/43	1,626,302
1,788,451	Fannie Mae Pool MA4904	5.5000	01/01/43	1,838,186
1,600,202	Fannie Mae Pool MA2711	3.0000	08/01/46	1,414,455
837,462	Fannie Mae Pool CB2212	1.7450	11/01/51	755,577
3,947,553	Fannie Mae Pool MA4626	4.0000	06/01/52	3,741,417
3,926,753	Fannie Mae Pool MA4656	4.5000	07/01/52	3,829,415
2,283,270	Fannie Mae Pool MA4807	5.5000	11/01/52	2,320,124
2,094,801	Fannie Mae Pool MA4847	6.0000	11/01/52	2,152,426
1,113,323	Freddie Mac Non Gold Pool	3.1280	05/01/52	1,048,658
1,760,703	Freddie Mac Non Gold Pool 841733	2.0930	06/01/52	1,661,739
981,870	Freddie Mac Pool QA6315	3.5000	01/01/50	912,973
3,979,796	Freddie Mac Pool SD8222	4.0000	06/01/52	3,763,557
2,529,944	Freddie Mac Pool SD8265	4.0000	11/01/52	2,391,301
4,141,963	Freddie Mac Pool SD8299	5.0000	02/01/53	4,129,348
840,453	Freddie Mac Pool SD8362	5.5000	09/01/53	849,451
2,281,377	Ginnie Mae II Pool MA8192	4.0000	08/20/52	2,120,530
2,093,413	Ginnie Mae II Pool MA8419	5.5000	11/20/52	2,098,665
1,138,625	Ginnie Mae II Pool MA8481	5.5000	12/20/52	1,141,482
1,997,175	Ginnie Mae II Pool MB0565	4.5000	08/01/55	1,993,921
4,034,895	UMBS Fannie Mae Pool MA4918	5.0000	02/01/53	4,022,814
4,043,000	UMBS Freddie Mac Pool SD8257	4.5000	10/01/52	3,941,943
4,089,589	UMBS Freddie Mac Pool SD8288	5.0000	01/01/53	4,077,555
				65,693,795
	GOVERNMENT SPONSORED — 2.3%
2,000,000	Federal Farm Credit Banks Funding Corp	3.7300	10/22/32	1,947,822
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,994,175
				3,941,997
	U.S. TREASURY BONDS — 24.6%
2,500,000	U. S. Treasury Strips	–	08/15/43	1,046,054
1,000,000	U.S. Treasury Bonds	1.1250	08/15/40	631,016
2,000,000	U.S. Treasury Bonds	2.3750	02/15/42	1,482,695
1,000,000	U.S. Treasury Bonds	3.7500	11/15/43	885,742

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.9% (Continued)
	U.S. TREASURY BONDS — 24.6% (Continued)
3,000,000	U.S. Treasury Notes	2.8750	05/15/28	$ 2,944,336
2,500,000	U.S. Treasury Notes	2.8750	08/15/28	2,449,317
2,000,000	U.S. Treasury Notes	1.5000	02/15/30	1,824,297
1,000,000	U.S. TREASURY NOTES	4.6250	03/15/26	1,003,464
2,275,000	U.S. Treasury Strips(c)	–	08/15/41	1,068,249
1,000,000	United States Treasury Note	3.8750	12/31/27	1,005,625
2,500,000	United States Treasury Note	2.7500	05/31/29	2,421,875
2,000,000	United States Treasury Note	0.6250	08/15/30	1,724,648
2,000,000	United States Treasury Note	1.7500	08/15/41	1,357,617
2,000,000	United States Treasury Note/Bond	2.0000	11/15/41	1,405,273
2,200,000	United States Treasury Strip Coupon	–	02/15/40	1,125,154
2,150,000	United States Treasury Strip Coupon	–	05/15/40	1,083,808
2,200,000	United States Treasury Strip Coupon	–	11/15/40	1,078,484
2,300,000	United States Treasury Strip Coupon	–	02/15/41	1,111,726
2,200,000	United States Treasury Strip Coupon	–	05/15/41	1,049,533
2,220,000	United States Treasury Strip Coupon	–	02/15/42	1,013,497
4,565,000	United States Treasury Strip Coupon	–	05/15/42	2,050,605
2,265,000	United States Treasury Strip Coupon	–	08/15/42	1,002,839
2,400,000	United States Treasury Strip Coupon	–	11/15/42	1,047,709
2,320,000	United States Treasury Strip Coupon	–	02/15/43	998,308
3,000,000	United States Treasury Strip Coupon	–	05/15/43	1,272,507
2,500,000	United States Treasury Strip Coupon	–	11/15/43	1,031,494
2,440,000	United States Treasury Strip Coupon	–	02/15/44	993,477
2,475,000	United States Treasury Strip Coupon	–	05/15/44	993,210
2,700,000	United States Treasury Strip Coupon	–	08/15/44	1,069,066
2,700,000	United States Treasury Strip Coupon	–	11/15/44	1,056,203
3,000,000	United States Treasury Strip Coupon	–	05/15/45	1,143,777
3,000,000	United States Treasury Strip Coupon	–	08/15/45	1,128,853
3,000,000	United States Treasury Strip Coupon	–	11/15/45	1,113,992
				42,614,450
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $113,645,547)			112,250,242

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.9%
MONEY MARKET FUND - 0.9%
1,588,410	Federated Hermes Government Obligations Fund, 4.06% (Cost $1,588,410)(d)	$ 1,588,410

	TOTAL INVESTMENTS - 99.9% (Cost $175,886,612)	$ 172,727,187
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	184,569
	NET ASSETS - 100.0%	$ 172,911,756

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.2%
	APPROPRIATION — 21.4%
580,000	Berkeley County Building Commission	2.0000	06/01/35	$ 484,040
750,000	Berkeley County Building Commission	2.0000	06/01/40	530,207
400,000	Berkeley County Building Commission	4.0000	06/01/40	398,718
950,000	Brooke County Building Commission	3.0000	12/01/36	880,950
265,000	City of Buckhannon WV	3.7000	12/01/28	258,297
545,000	Fayette County Board of Education/WV	2.2500	10/01/30	501,199
500,000	Fayette County Board of Education/WV	2.0000	10/01/31	445,313
640,000	Fayette County Board of Education/WV	2.2500	10/01/32	561,999
565,000	Fayette County Board of Education/WV	2.5000	10/01/33	496,543
355,000	Hampshire County Building Commission	3.0000	01/01/29	338,824
380,000	Hampshire County Building Commission	3.0000	01/01/31	353,211
1,660,000	Hampshire County Building Commission	4.2500	01/01/35	1,660,037
1,000,000	Harrison County Building Commission	3.5000	10/01/35	906,328
1,000,000	Jefferson County Building Commission	4.8750	07/01/45	1,017,439
900,000	Jefferson County School District Finance Corp	3.0000	12/01/35	837,948
900,000	Kanawha County Public Building Commission	4.0000	12/01/39	902,578
850,000	Lewis County Building Commission	4.7500	02/01/38	856,920
2,320,000	Monongalia County Building Commission	2.0000	02/01/34	1,981,003
1,030,000	Moundsville Building Commission	4.0000	08/01/37	1,027,464
700,000	Parkersburg Municipal Building Commission	4.2500	11/01/44	666,390
500,000	Putnam County Building Commission	4.0000	05/01/37	508,843
500,000	West Virginia Commissioner of Highways	5.0000	09/01/29	523,601
1,350,000	West Virginia Economic Development Authority	4.7500	08/01/29	1,352,159
310,000	West Virginia Economic Development Authority	3.5000	06/01/30	310,137
670,000	West Virginia Economic Development Authority	3.5000	06/01/30	670,296
355,000	West Virginia Economic Development Authority	3.5000	06/01/30	355,157
				18,825,601
	BOND BANK — 1.1%
500,000	West Virginia Water Development Authority	5.0000	10/01/32	508,954
500,000	West Virginia Water Development Authority	4.0000	10/01/41	481,547
				990,501
	COUNTY — 1.1%
1,000,000	COLORADO HSG & FIN AUTH MULTIFAMILY TAX-EXEMPT	4.4800	03/01/44	995,642

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.2% (Continued)
	HIGHER EDUCATION — 2.3%
400,000	West Virginia Higher Education Policy Commission	3.6000	04/01/27	$ 400,120
100,000	West Virginia Higher Education Policy Commission	4.0000	04/01/34	100,008
485,000	West Virginia University	5.2500	04/01/28	499,552
1,000,000	West Virginia University	4.0000	10/01/37	1,008,111
				2,007,791
	HOSPITALS — 4.7%
1,000,000	Bexar County Hospital District	4.0000	02/15/43	936,252
1,000,000	West Virginia Hospital Finance Authority	4.0000	06/01/29	1,006,807
500,000	West Virginia Hospital Finance Authority	4.0000	06/01/34	500,533
1,000,000	West Virginia Hospital Finance Authority	5.2500	06/01/43	1,054,551
595,000	West Virginia Hospital Finance Authority	5.2500	06/01/45	621,833
				4,119,976
	OTHER — 2.9%
500,000	West Virginia Economic Development Authority	3.0000	06/15/31	500,768
1,000,000	West Virginia Economic Development Authority	5.0000	07/01/32	1,036,338
515,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/26	515,926
535,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/27	536,016
				2,589,048
	PRIMARY AND SECONDARY EDUCATION — 2.2%
1,040,000	Anderson-Shiro Consolidated Ind School District	4.0000	02/15/46	969,195
1,000,000	Clark County School District	4.0000	06/15/42	950,224
				1,919,419
	SCHOOL DISTRICT — 10.8%
2,000,000	Cabell County Board of Education	2.0000	06/01/33	1,744,542
2,265,000	Hancock County Board of Education	3.2500	05/01/36	2,230,334
3,000,000	Ohio County Board of Education	3.0000	06/01/33	2,908,392
635,000	Ohio County Board of Education	3.0000	06/01/34	610,812
800,000	Prosper Independent School District	4.0000	02/15/52	724,237
700,000	Wood County Board of Education	4.0000	06/01/38	705,995
500,000	Wyoming County Board of Education	4.0000	06/01/39	499,490
				9,423,802
	SINGLE-FAMILY HOUSING — 18.8%
1,000,000	Columbus-Franklin County Finance Authority	4.8200	11/01/43	1,041,700
1,000,000	Pennsylvania Housing Finance Agency	4.6250	10/01/45	989,793

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.2% (Continued)
	SINGLE-FAMILY HOUSING — 18.8% (Continued)
500,000	West Virginia Housing Development Fund	3.4500	05/01/30	$ 510,086
150,000	West Virginia Housing Development Fund	5.0000	11/01/31	166,376
500,000	West Virginia Housing Development Fund	2.0000	11/01/32	445,776
500,000	West Virginia Housing Development Fund	3.4500	11/01/33	500,025
1,000,000	West Virginia Housing Development Fund	4.1000	11/01/33	1,045,982
375,000	West Virginia Housing Development Fund	3.8000	05/01/34	380,747
500,000	West Virginia Housing Development Fund	3.3750	11/01/34	489,948
370,000	West Virginia Housing Development Fund	3.8500	11/01/34	375,632
500,000	West Virginia Housing Development Fund	4.3750	05/01/35	511,123
800,000	West Virginia Housing Development Fund	2.0500	11/01/35	665,813
500,000	West Virginia Housing Development Fund	3.8000	05/01/36	498,368
1,575,000	West Virginia Housing Development Fund	3.8000	11/01/37	1,567,227
1,000,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,001,247
1,500,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,501,013
1,000,000	West Virginia Housing Development Fund	4.0000	11/01/39	989,971
500,000	West Virginia Housing Development Fund	4.4500	11/01/43	503,645
1,000,000	West Virginia Housing Development Fund	4.3000	11/01/44	991,847
500,000	West Virginia Housing Development Fund	4.7000	11/01/44	505,605
1,000,000	West Virginia Housing Development Fund	4.7500	11/01/45	1,008,061
750,000	West Virginia Housing Development Fund	5.0500	11/01/45	767,870
				16,457,855
	STATE — 3.4%
300,000	State of West Virginia	3.2500	06/01/33	300,823
500,000	State of West Virginia	5.0000	06/01/35	525,377
1,000,000	State of West Virginia	5.0000	12/01/40	1,032,384
1,140,000	State of West Virginia	4.0000	12/01/42	1,108,281
				2,966,865
	WATER AND SEWER — 29.5%
380,000	Berkeley County Public Service District	4.5000	12/01/33	380,321
450,000	Berkeley County Public Service District	3.4000	12/01/34	444,514
1,000,000	Berkeley County Public Service District	4.0000	12/01/39	1,010,919
1,000,000	Berkeley County Public Service District	4.2500	12/01/49	977,456
620,000	Berkeley County Public Service Sewer District	5.3000	03/01/29	620,994
1,000,000	Berkeley County Public Service Sewer District	4.2500	06/01/45	950,494

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.2% (Continued)
	WATER AND SEWER — 29.5% (Continued)
1,000,000	Berkeley County Public Service Sewer District	4.3750	06/01/49	$ 961,580
595,000	City of Buckhannon WV Waterworks Revenue	4.0000	03/01/29	595,142
310,000	City of Charles Town WV Waterworks & Sewerage	4.0000	06/01/31	311,675
400,000	City of Charles Town WV Waterworks & Sewerage	2.2500	06/01/35	340,202
315,000	City of Charles Town WV Waterworks & Sewerage	3.0000	06/01/41	270,332
310,000	City of Charleston Sewerage System, Revenue	4.0000	07/01/31	312,686
275,000	City of Charleston WV Sewerage System Revenue	4.0000	07/01/32	276,889
300,000	City of Clarksburg WV Water Revenue	2.0000	06/01/34	251,142
795,000	City of Salem WV Sewer Revenue	4.0000	12/01/32	795,101
600,000	City of St Albans WV Combined Waterworks	4.0000	12/01/27	598,028
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/35	514,883
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/36	512,053
110,000	Claywood Park Public Service District WV	3.2000	11/01/29	106,611
225,000	Claywood Park Public Service District WV	3.4000	11/01/31	216,298
680,000	Claywood Park Public Service District WV	3.0000	11/01/41	557,774
950,000	Claywood Park Public Service District WV Wate	3.0000	11/01/36	875,056
750,000	Greenbrier Public Service District No 1	5.0000	10/01/37	805,837
1,910,000	Mason County Public Service District Water Revenue	3.0000	12/01/36	1,801,746
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/29	1,014,633
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/31	1,012,189
200,000	Morgantown Utility Board Inc	3.7500	10/01/32	200,042
500,000	Morgantown Utility Board Inc	3.2500	12/01/32	502,001
500,000	Morgantown Utility Board Inc	4.0000	12/01/34	520,143
1,500,000	Morgantown Utility Board Inc	3.0000	12/01/40	1,279,593
1,000,000	Putnam Public Service District	4.0000	12/01/39	919,813
1,150,000	Putnam Public Service District	3.0000	11/01/40	1,006,021
1,000,000	Putnam Public Service District	3.0000	04/01/41	869,936
1,000,000	Putnam Public Service District	3.0000	06/01/41	869,016
1,000,000	Putnam Public Service District	3.6250	12/01/45	789,484
1,000,000	Raleigh County Public Service District	3.0000	06/01/37	933,735
380,000	Shepherdstown Corp	3.3000	03/01/32	374,437

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.2% (Continued)
	WATER AND SEWER — 29.5% (Continued)
1,000,000	West Virginia Water Development Authority	5.0000	07/01/34	$ 1,156,767
				25,935,543
	TOTAL MUNICIPAL BONDS (Cost $89,588,535)			86,232,043

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUNDS - 0.8%
678,073	Federated Hermes Government Obligations Fund, 4.06% (Cost $678,073)(a)			678,073

	TOTAL INVESTMENTS - 99.0% (Cost $90,266,608)			$ 86,910,116
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%			864,377
	NET ASSETS - 100.0%			$ 87,774,493

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

WESMARK TACTICAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	COMMODITY - 13.6%
60,700	iShares Bloomberg Roll Select Commodity Strategy	$ 3,192,820
10,226	SPDR® Gold Shares(a)	3,635,036
		6,827,856
	EQUITY - 16.5%
4,750	SPDR® S&P 500® ETF Trust	3,164,355
37,341	Vanguard Mega Cap Value ETF	5,143,349
		8,307,704
	EXCHANGE-TRADED FUNDS - 68.4%
5,600	Consumer Discretionary Select Sector SPDR Fund	1,341,984
11,000	Invesco S&P 500 Equal Weight ETF	2,086,700
65,252	iShares Core U.S. Aggregate Bond ETF	6,541,513
12,000	iShares Expanded Tech-Software Sector ETF(a)	1,380,120
59,038	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,580,966
59,137	Ishares Msci Acwi Index Fund	3,844,496
8,647	iShares Nasdaq Biotechnology ETF(a)	1,248,367
27,632	iShares Russell 2000 Index Fund	6,685,840
28,200	Vanguard FTSE Emerging Markets ETF	1,527,876
21,500	Vanguard Short-Term Corporate Bond ETF	1,718,495
18,300	Vanguard® FTSE Europe ETF	1,460,340
		34,416,697

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,062,217)	49,552,257

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
763,386	Federated Hermes Government Obligations Fund, , 4.06% (Cost $763,386)(b)	763,386

	TOTAL INVESTMENTS - 100.0% (Cost $40,825,603)	$ 50,315,643
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(21,414)
	NET ASSETS - 100.0%	$ 50,294,229

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.